NOTES PAYABLE - BANKS (Details) € in Thousands, kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018
Debt Instrument [Line Items]
Credit facility, expiration date	Oct. 30, 2021
Outstanding guarantees	$ 1,195
Replacement of amount of letter of credit	500
Commercial Bank [Member]
Debt Instrument [Line Items]
Bank guarantee Amount	$ 2,457
Commercial Bank [Member] | Bank Guarantee Facility [Member]
Debt Instrument [Line Items]
Interest rate	2.50%
Unused line fee	0.75%
Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Weighted average interest rate	4.40%	3.50%	4.40%	4.40%	3.50%	3.50%	3.50%
Outstanding guarantees | €			€ 973		€ 2,316
Euro Member Countries, Euro [Member] | Commercial Bank [Member]
Debt Instrument [Line Items]
Bank guarantee Amount | €			€ 2,000
United States [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 10,000
Weighted average interest rate	4.42%	5.44%	4.42%	4.42%	5.44%	5.44%	6.00%
Europe [Member] | Commercial Bank [Member]
Debt Instrument [Line Items]
Credit facility, expiration date	Dec. 31, 2019
Line of credit not exceed	70.00%
Line of Credit [Member] | Commercial Bank [Member]
Debt Instrument [Line Items]
Credit facility, expiration date	Dec. 31, 2019
Line of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate	3.00%
Credit facility, expiration date	Oct. 31, 2021
Credit facility, amount outstanding	$ 0	$ 6,475
Credit facility, remaining borrowing capacity	4,144	$ 3,525
Line of Credit [Member] | Standby Letters of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Pledged assets used to secure credit facility	$ 500
Percentage of collateral	95.00%		95.00%	95.00%
Line of Credit [Member] | Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Percentage of collateral	85.00%		85.00%	85.00%
Line of Credit [Member] | Unbilled Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Percentage of collateral	80.00%		80.00%	80.00%
Line Of Credit Two [Member] | United States [Member]
Debt Instrument [Line Items]
Debt instrument, effective interest rate	3.14%		3.14%	3.14%
Line of Credit Line [Member] | Europe [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate	4.80%	4.80%
Unused line fee	0.75%
Line of Credit Europe [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 14,742
Percentage of collateral	80.00%		80.00%	80.00%
Credit facility, amount outstanding	$ 7,902	$ 13,313
Line of Credit Europe [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €			€ 12,000
Line of Credit Europe [Member] | Sweden [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 490
Debt instrument, effective interest rate	2.80%		2.80%	2.80%
Line of Credit Europe [Member] | Sweden [Member] | Sweden, Kronor
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | kr				kr 4,000
Line of Credit Ten [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding | €			€ 6,432		€ 11,872
Line of Credit Ten [Member] | Sweden [Member] | Sweden, Kronor
Debt Instrument [Line Items]
Credit facility, amount outstanding | kr				kr 1,648		kr 1,115
Guarantees facility [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 3,071
Outstanding guarantees	1,195	2,596
Guarantees facility [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €			€ 2,500
Line of Credit Europe [Member] | Sweden [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	$ 202	$ 120